Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock

NOTE 17 – Preferred Stock

On December 5, 2008, in connection with the Troubled Asset Relief Program (TARP) Capital Purchase Program, the Company issued to U.S. Treasury 7,225 shares of Central Federal Corporation Fixed Rate Cumulative Perpetual Preferred Stock, Series A (Preferred Stock) for $7,225. The Preferred Stock initially paid quarterly dividends at a five percent annual rate, which rate was scheduled to increase to nine percent after February 14, 2014, on a liquidation preference of $1 per share.

The Company’s Board of Directors elected to defer dividend payments on the Preferred Stock beginning with the dividend payable on November 15, 2010 in order to preserve cash at the Holding Company. At December 31, 2011, five quarterly dividend payments had been deferred. Cumulative deferred dividend payments totaled $466 at December 31, 2011 and $90 at December 31, 2010. Although deferred, the dividends were accrued with an offsetting charge to accumulated deficit.

Pursuant to the Holding Company Order, as described in Note 2, the Holding Company may not declare, make, or pay any cash dividends (including dividends on the Preferred Stock, or the Holding Company’s common stock) or other capital distributions or purchase, repurchase or redeem or commit to purchase, repurchase, or redeem any Holding Company equity stock without the prior written non-objection of the FED. On July 13, 2012, the Holding Company received approval from the FRB of Cleveland of an agreement with U.S. Treasury to redeem the Preferred Stock, including all accrued but unpaid dividends and the common stock warrant issued in connection with the TARP Capital Purchase Program (together, the “TARP obligations”) using proceeds of the Holding Company’s common stock offering. On August 23, 2012, the Holding Company received regulatory non-objection from the OCC for redemption of the TARP obligations.

On September 26, 2012, pursuant to the agreement with U.S. Treasury, the Holding Company utilized $3,000 of the proceeds from its stock offering to redeem the TARP obligations including deferred dividends totalling $801. The redemption included satisfaction of common stock warrants associated with the preferred stock. The redemption was completed at a discount and resulted in an increase in common stockholders’ equity of $4,960.